Prepaid Expenses and Other Current Assets- Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Security deposits	$ 96	$ 66	$ 146
Prepaid licenses	0	20	45
Research and development tax credit	444	516	750
Other receivables	20	20	178
Insurance	18	246	14
Other prepaid	106	65	293
Total prepaid expenses and other current assets	$ 684	$ 933	$ 1,426